Concentrations Disclosure	12 Months Ended
Dec. 31, 2018
Notes
Concentrations Disclosure

9. Concentrations

During the year ended December 31, 2018, the Company’s generated 100% of its revenues from three customers (2017 - 100% with seven customers). As at December 31, 2018, the Company had 100% of its accounts receivable with three customers (2017 - 100% with three customers).